Derivatives	12 Months Ended
Dec. 31, 2025
Derivatives
Derivatives

14.   Derivatives

The Group enters into derivative financial instruments exclusively to manage financial risks arising from its financing activities.

The Group has two interest rate swap contracts outstanding as of December 31, 2025. Both instruments are used to manage the exposure to interest rate volatility associated with the Group’s loans and borrowings.

These instruments are settled in cash and do not require initial investments other than normal collateral practices, when applicable.

	December 31, 2025
Maturity	Notional in (US$)	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	9,000	SOFR overnight	3.09%	190
07/07/2026	4,479	CDI	US$ variation + 4.90%	(512)
Total				(322)

	December 31, 2024
Maturity	Notional in (US$)	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	16,500	SOFR overnight	3.09%	723
07/07/2026	9,287	CDI	US$ variation + 4.90%	(2,370)
Total				(1,647)

The rollforward of the derivatives is as follows:

	2025	2024
At January 1	(1,647)	1,987
Gains (losses) recognized in the statement of profit or loss	1,632	(2,125)
Settlement of derivatives	(174)	(1,542)
Translation adjustment	(133)	33
At December 31	(322)	(1,647)
Asset position on derivative financial instruments	190	723
Liability position on derivative financial instruments	(512)	(2,370)